GENERAL (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Backlog [Member]	Dec. 31, 2013 Customer Relationships [Member]	May 15, 2012 Ortiva [Member]	Dec. 31, 2012 Ortiva [Member]	Dec. 31, 2013 Ortiva [Member] Technology [Member]	Dec. 31, 2013 Ortiva [Member] Backlog [Member]	Sep. 04, 2012 Oversi [Member]	Dec. 31, 2012 Oversi [Member]	Dec. 31, 2013 Oversi [Member] Technology [Member]	Dec. 31, 2013 Oversi [Member] Backlog [Member]	Dec. 31, 2013 Oversi [Member] Customer Relationships [Member]
Business Acquisition [Line Items]
Issuance of shares related to secondary offering, net of issuance costs			$ 84,922
Secondary public offering, common stock price per share			$ 13.47
Acquisition date						May 15, 2012				Sep. 04, 2012
Cash paid to acquire entity		24,892				10,816				16,000
Revenues recognized from acquisition							3,404				1,954
Weighted average remaining useful life				1 year	2 years 6 months			9 years 7 months 6 days	1 year 7 months 6 days			6 years 3 months 18 days	1 year 4 months 24 days	4 years 3 months 18 days
Total purchase consideration						10,816				17,349
Fair value of contingent liability		$ 1,088								$ 1,349